INCOME TAXES - Taxes on Items Recognised in Other Comprehensive Income and Directly in Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes charged (credited) to OCI:
Deferred tax on net gain/loss on revaluation of cash flow hedges	€ 0	€ (2)	€ 5
Deferred tax on net gain/loss on net investment hedges	(27)	(22)	46
Deferred tax on net gain/loss on pension plan remeasurements	18	(14)	0
Total taxes charged (credited) to OCI	(9)	(38)	51
Taxes charged (credited) to equity:
Deferred tax charge (credit): share based compensation	(12)	(5)	(15)
Current tax charge (credit): share based compensation	(2)	0	0
Total taxes charged (credited) to equity	€ (14)	€ (5)	€ (15)